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                                                             HARTFORD LIFE



October 3, 2000



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:  Hartford Life Insurance Company
     Separate Account Two ("Registrant")
     Director Preferred
     File No. 333-69485

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 9 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on September 12, 2000. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions regarding this submission, please contact me at
(860) 843-5445.

Yours sincerely,

/s/ Christopher M. Grinnell

Christopher M. Grinnell
Associate Counsel

Enclosure